DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 300 China A-Shares ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 1.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,328,904	$4,506,585
China United Network Communications Ltd., Class A	15,964,981	11,429,178
Focus Media Information Technology Co. Ltd., Class A	8,195,853	8,671,489
Mango Excellent Media Co. Ltd., Class A	617,189	2,505,172

(Cost $21,970,560)		27,112,424

Consumer Discretionary - 7.1%
BYD Co. Ltd., Class A	718,595	24,625,750
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	108,124	2,196,606
China Tourism Group Duty Free Corp. Ltd., Class A	756,148	11,316,791
Chongqing Changan Automobile Co. Ltd., Class A	4,138,686	7,131,302
Ecovacs Robotics Co. Ltd., Class A	186,092	1,355,995
Fuyao Glass Industry Group Co. Ltd., Class A	1,310,044	6,840,350
Great Wall Motor Co. Ltd., Class A	987,077	3,541,333
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,531,819	17,368,766
Guangzhou Automobile Group Co. Ltd., Class A	1,861,482	2,578,269
Haier Smart Home Co. Ltd., Class A	3,102,908	10,023,754
Huali Industrial Group Co. Ltd., Class A	85,757	609,331
Huayu Automotive Systems Co. Ltd., Class A	1,315,554	3,396,599
Huizhou Desay Sv Automotive Co. Ltd., Class A	228,834	4,575,328
Midea Group Co. Ltd., Class A	3,882,221	30,144,938
Ningbo Tuopu Group Co. Ltd., Class A	397,430	4,254,639
Oppein Home Group, Inc., Class A	144,528	1,944,410
SAIC Motor Corp. Ltd., Class A	3,529,201	6,963,694
Shanghai Jinjiang International Hotels Co. Ltd., Class A	339,000	1,794,764

(Cost $121,403,488)		140,662,619

Consumer Staples - 13.6%
Anhui Gujing Distillery Co. Ltd., Class A	127,699	5,054,337
Chongqing Brewery Co. Ltd., Class A	184,827	2,320,734
Eastroc Beverage Group Co. Ltd., Class A	36,500	984,514
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,268,633	6,815,875
Guangdong Haid Group Co. Ltd., Class A	588,641	3,901,815
Henan Shuanghui Investment & Development Co. Ltd., Class A	807,027	2,978,536
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,970,077	17,756,006
Jiangsu King’s Luck Brewery JSC Ltd., Class A	561,582	4,622,201
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	450,280	8,303,172
Kweichow Moutai Co. Ltd., Class A	495,405	125,729,189
Luzhou Laojiao Co. Ltd., Class A	587,429	18,750,525
Muyuan Foods Co. Ltd., Class A	2,049,452	11,427,695
New Hope Liuhe Co. Ltd., Class A*	1,424,727	2,284,606
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	361,132	12,011,020
Tsingtao Brewery Co. Ltd., Class A	278,782	3,489,731
Wens Foodstuffs Group Co. Ltd., Class A	4,055,454	9,283,747
Wuliangye Yibin Co. Ltd., Class A	1,511,278	32,376,297
Yihai Kerry Arawana Holdings Co. Ltd., Class A	453,193	2,220,616
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	81,874	1,145,143

(Cost $184,144,553)		271,455,759

Energy - 2.6%
China Coal Energy Co. Ltd., Class A	1,334,898	1,478,400
China Merchants Energy Shipping Co. Ltd., Class A	2,410,500	1,950,884
China Oilfield Services Ltd., Class A	424,585	864,613
China Petroleum & Chemical Corp., Class A	15,452,198	12,888,067
China Shenhua Energy Co. Ltd., Class A	2,594,245	10,041,686
PetroChina Co. Ltd., Class A	9,275,641	9,877,669
Shaanxi Coal Industry Co. Ltd., Class A	3,116,916	7,126,680
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,737,900	1,991,588
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	999,900	2,236,762
Yankuang Energy Group Co. Ltd., Class A	1,053,871	2,495,064

(Cost $42,641,789)		50,951,413

Financials - 21.6%
Agricultural Bank of China Ltd., Class A	25,851,900	12,290,723
Bank of Beijing Co. Ltd., Class A	11,856,143	7,282,153
Bank of Chengdu Co. Ltd., Class A	1,683,156	3,166,187
Bank of China Ltd., Class A	17,114,700	8,818,798
Bank of Communications Co. Ltd., Class A	22,235,650	16,957,102
Bank of Hangzhou Co. Ltd., Class A	2,164,533	3,331,126
Bank of Jiangsu Co. Ltd., Class A	9,276,065	9,087,871
Bank of Nanjing Co. Ltd., Class A	3,599,553	3,917,262
Bank of Ningbo Co. Ltd., Class A	3,087,851	11,103,730
Bank of Shanghai Co. Ltd., Class A	7,226,988	5,908,580
China CITIC Bank Corp. Ltd., Class A	3,038,329	2,279,483
China Construction Bank Corp., Class A	5,893,428	4,858,789
China Everbright Bank Co. Ltd., Class A	14,841,773	6,138,484
China Galaxy Securities Co. Ltd., Class A	1,256,917	1,991,337

China International Capital Corp. Ltd., Class A	701,510	3,759,303
China Life Insurance Co. Ltd., Class A	1,348,154	6,600,307
China Merchants Bank Co. Ltd., Class A	9,650,184	41,835,388
China Merchants Securities Co. Ltd., Class A	2,839,235	5,543,758
China Minsheng Banking Corp. Ltd., Class A	19,543,108	10,150,660
China Pacific Insurance Group Co. Ltd., Class A	2,736,480	10,415,518
CITIC Securities Co. Ltd., Class A	7,749,868	23,640,471
CNPC Capital Co. Ltd., Class A	2,302,300	2,129,049
CSC Financial Co. Ltd., Class A	1,150,350	4,074,945
East Money Information Co. Ltd., Class A	10,002,872	21,812,753
Everbright Securities Co. Ltd., Class A	1,658,527	3,910,648
Founder Securities Co. Ltd., Class A	3,336,038	3,309,611
GF Securities Co. Ltd., Class A	2,344,402	4,851,387
Guosen Securities Co. Ltd., Class A	1,930,351	2,461,461
Guotai Junan Securities Co. Ltd., Class A	3,507,332	7,016,929
Haitong Securities Co. Ltd., Class A	7,581,074	10,239,838
Hithink RoyalFlush Information Network Co. Ltd., Class A	182,990	4,207,866
Hongta Securities Co. Ltd., Class A	767,410	842,526
Huatai Securities Co. Ltd., Class A	4,126,631	9,004,404
Huaxia Bank Co. Ltd., Class A	5,190,161	3,950,931
Industrial & Commercial Bank of China Ltd., Class A	27,401,284	17,394,892
Industrial Bank Co. Ltd., Class A	11,240,770	24,419,500
Industrial Securities Co. Ltd., Class A	5,504,436	4,848,190
New China Life Insurance Co. Ltd., Class A	723,460	4,026,043
Orient Securities Co. Ltd., Class A	4,374,505	5,986,832
People’s Insurance Co. Group of China Ltd., Class A	3,074,398	2,467,072
Ping An Bank Co. Ltd., Class A	7,464,021	11,415,024
Ping An Insurance Group Co. of China Ltd., Class A	8,473,542	56,807,364
Postal Savings Bank of China Co. Ltd., Class A	9,264,000	6,186,480
SDIC Capital Co. Ltd., Class A	2,359,949	2,376,925
Shanghai Pudong Development Bank Co. Ltd., Class A	8,974,849	8,607,785
Shenwan Hongyuan Group Co. Ltd., Class A	7,715,034	4,622,034
Zheshang Securities Co. Ltd., Class A	1,547,250	2,189,810
Zhongtai Securities Co. Ltd., Class A	1,994,275	2,003,140

(Cost $412,240,598)		430,240,469

Health Care - 6.9%
Aier Eye Hospital Group Co. Ltd., Class A	3,661,142	9,065,258
Asymchem Laboratories Tianjin Co. Ltd., Class A	199,233	3,642,378
Beijing Tongrentang Co. Ltd., Class A	580,896	4,487,434
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	293,091	2,009,207
Bloomage Biotechnology Corp. Ltd., Class A	147,848	1,880,389
Changchun High & New Technology Industry Group, Inc., Class A	243,621	4,602,844
Chongqing Zhifei Biological Products Co. Ltd., Class A	895,663	5,439,709
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	640,957	2,723,186
Hangzhou Tigermed Consulting Co. Ltd., Class A	412,482	3,773,616
Huadong Medicine Co. Ltd., Class A	700,780	3,658,136
Hualan Biological Engineering, Inc., Class A	877,680	2,560,325
Imeik Technology Development Co. Ltd., Class A	77,005	4,639,780
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,538,139	20,311,975
Pharmaron Beijing Co. Ltd., Class A	696,713	2,852,851
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	948,135	3,638,731
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	947,850	2,328,713
Shanghai RAAS Blood Products Co. Ltd., Class A	4,106,120	4,011,530
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	472,417	1,809,136
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	372,991	13,837,924
Topchoice Medical Corp., Class A*	177,092	2,270,819
Walvax Biotechnology Co. Ltd., Class A	1,186,516	3,859,053
WuXi AppTec Co. Ltd., Class A	1,606,806	17,994,090
Yunnan Baiyao Group Co. Ltd., Class A	595,164	4,469,260
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	231,222	8,779,742
Zhejiang NHU Co. Ltd., Class A	1,344,781	3,008,256

(Cost $142,653,825)		137,654,342

Industrials - 16.1%
AECC Aviation Power Co. Ltd., Class A	1,367,336	7,372,471
Air China Ltd., Class A*	2,885,937	3,430,139
Beijing New Building Materials PLC, Class A	770,977	3,167,535
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,558,483	14,406,884
China CSSC Holdings Ltd., Class A	1,847,926	7,208,731
China Eastern Airlines Corp. Ltd., Class A*	5,680,824	3,387,738
China Energy Engineering Corp. Ltd., Class A	12,198,977	3,838,555
China National Chemical Engineering Co. Ltd., Class A	3,311,802	3,540,404

China Railway Group Ltd., Class A	8,663,466	7,975,819
China Southern Airlines Co. Ltd., Class A*	4,339,766	3,768,706
China State Construction Engineering Corp. Ltd., Class A	17,864,920	13,820,326
Contemporary Amperex Technology Co. Ltd., Class A	2,076,167	67,482,952
COSCO SHIPPING Holdings Co. Ltd., Class A	4,933,296	6,643,120
CRRC Corp. Ltd., Class A	10,687,899	8,723,437
Daqin Railway Co. Ltd., Class A	5,221,628	5,115,691
Dongfang Electric Corp. Ltd., Class A	1,006,906	2,321,612
Eve Energy Co. Ltd., Class A	988,473	6,709,661
FAW Jiefang Group Co. Ltd., Class A*	1,175,287	1,385,607
Ginlong Technologies Co. Ltd., Class A	162,819	1,678,830
Goldwind Science & Technology Co. Ltd., Class A	2,536,324	3,310,833
Gongniu Group Co. Ltd., Class A	172,011	2,505,365
Gotion High-tech Co. Ltd., Class A*	959,856	3,194,398
Jiangsu Hengli Hydraulic Co. Ltd., Class A	456,020	3,894,339
Metallurgical Corp. of China Ltd., Class A	7,517,058	3,759,743
Ming Yang Smart Energy Group Ltd., Class A	1,271,860	2,609,203
NARI Technology Co. Ltd., Class A	3,419,050	11,190,669
Ningbo Deye Technology Co. Ltd., Class A	142,440	1,804,757
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	258,332	1,808,198
Power Construction Corp. of China Ltd., Class A	5,662,228	4,006,853
Sany Heavy Industry Co. Ltd., Class A	4,877,237	10,380,879
SF Holding Co. Ltd., Class A	1,950,891	11,655,512
Shanghai International Airport Co. Ltd., Class A*	998,876	5,384,418
Shanghai International Port Group Co. Ltd., Class A	2,551,247	1,787,851
Shanghai M&G Stationery, Inc., Class A	325,378	1,685,537
Shenzhen Inovance Technology Co. Ltd., Class A	1,523,136	14,290,290
Sichuan Road & Bridge Group Co. Ltd., Class A	2,436,000	2,982,386
Spring Airlines Co. Ltd., Class A*	325,348	2,619,272
Sungrow Power Supply Co. Ltd., Class A	810,638	11,110,886
Sunwoda Electronic Co. Ltd., Class A	1,175,458	2,558,416
Suzhou Maxwell Technologies Co. Ltd., Class A	109,212	2,289,391
TBEA Co. Ltd., Class A	4,183,844	8,450,875
Weichai Power Co. Ltd., Class A	4,586,234	7,436,132
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	904,260	3,666,666
XCMG Construction Machinery Co. Ltd., Class A	4,198,387	3,490,171
YTO Express Group Co. Ltd., Class A	1,334,744	2,769,388
Yunda Holding Co. Ltd., Class A	1,065,935	1,442,699
Zhejiang Chint Electrics Co. Ltd., Class A	914,192	3,112,773
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,802,501	7,355,984
Zhuzhou CRRC Times Electric Co. Ltd., Class A	226,654	1,359,117
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,648,053	4,125,841

(Cost $337,260,028)		320,017,060

Information Technology - 16.2%
360 Security Technology, Inc., Class A*	3,111,368	4,779,715
Advanced Micro-Fabrication Equipment Inc China, Class A*	361,036	7,557,416
Avary Holding Shenzhen Co. Ltd., Class A	714,851	2,101,044
Beijing Kingsoft Office Software, Inc., Class A	149,936	8,129,650
BOE Technology Group Co. Ltd., Class A	32,681,125	18,007,367
Chaozhou Three-Circle Group Co. Ltd., Class A	1,342,258	5,922,229
China Resources Microelectronics Ltd., Class A	615,037	4,946,393
China Zhenhua Group Science & Technology Co. Ltd., Class A	332,400	4,187,400
Flat Glass Group Co. Ltd., Class A	487,158	2,067,074
Foxconn Industrial Internet Co. Ltd., Class A	3,274,431	9,857,960
GigaDevice Semiconductor, Inc., Class A	563,667	7,278,919
Glodon Co. Ltd., Class A	1,122,559	3,785,232
GoerTek, Inc., Class A	2,065,461	4,347,951
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	388,353	2,843,683
Hangzhou First Applied Material Co. Ltd., Class A	659,929	2,819,206
Hangzhou Silan Microelectronics Co. Ltd., Class A	885,627	3,084,876
Hoyuan Green Energy Co. Ltd., Class A	208,140	1,192,043
Hundsun Technologies, Inc., Class A	1,291,094	6,386,592
Iflytek Co. Ltd., Class A	1,507,595	11,358,259
Ingenic Semiconductor Co. Ltd., Class A	241,422	2,449,500
Inspur Electronic Information Industry Co. Ltd., Class A	878,675	4,724,403
JA Solar Technology Co. Ltd., Class A	1,364,389	5,217,473
JCET Group Co. Ltd., Class A	1,336,164	5,985,304
Jinko Solar Co. Ltd., Class A	1,782,827	2,635,908
Lens Technology Co. Ltd., Class A	2,180,787	3,685,761
LONGi Green Energy Technology Co. Ltd., Class A	4,811,103	17,551,653

Luxshare Precision Industry Co. Ltd., Class A	4,018,825	18,223,084
Maxscend Microelectronics Co. Ltd., Class A	316,238	5,392,556
Montage Technology Co. Ltd., Class A	698,426	4,917,432
National Silicon Industry Group Co. Ltd., Class A*	1,308,493	3,660,649
NAURA Technology Group Co. Ltd., Class A	224,521	8,368,576
Ninestar Corp., Class A	919,331	3,534,504
Qi An Xin Technology Group, Inc., Class A*	280,912	2,071,623
Sangfor Technologies, Inc., Class A*	229,615	3,441,551
SG Micro Corp., Class A	280,750	2,987,018
Shanghai Aiko Solar Energy Co. Ltd., Class A	949,185	2,896,732
Shanghai Baosight Software Co. Ltd., Class A	695,515	4,580,604
Shengyi Technology Co. Ltd., Class A	1,609,981	3,278,519
Shennan Circuits Co. Ltd., Class A	257,752	2,343,538
Shenzhen Transsion Holdings Co. Ltd., Class A	279,988	5,648,505
StarPower Semiconductor Ltd., Class A	100,022	2,722,356
TCL Technology Group Corp., Class A*	11,683,947	6,582,369
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,631,344	9,274,144
Thunder Software Technology Co. Ltd., Class A	261,321	2,875,100
Tongwei Co. Ltd., Class A	2,221,589	9,792,801
Trina Solar Co. Ltd., Class A	896,556	4,186,100
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	572,154	7,290,243
Unisplendour Corp. Ltd., Class A*	2,034,966	7,530,128
Will Semiconductor Co. Ltd. Shanghai, Class A	724,548	9,161,323
Wingtech Technology Co. Ltd., Class A*	749,526	4,756,084
Wuhan Guide Infrared Co. Ltd., Class A	2,362,619	2,502,977
Xinjiang Daqo New Energy Co. Ltd., Class A	558,432	3,189,768
Yealink Network Technology Corp. Ltd., Class A	442,152	2,249,142
Yonyou Network Technology Co. Ltd., Class A	1,727,174	4,307,463
Zhejiang Dahua Technology Co. Ltd., Class A	1,576,559	4,674,880
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	593,072	4,590,458
ZTE Corp., Class A	2,649,925	12,907,991

(Cost $321,454,077)		322,841,229

Materials - 9.2%
Aluminum Corp. of China Ltd., Class A	6,920,467	5,629,449
Anhui Conch Cement Co. Ltd., Class A	1,800,016	6,351,557
Baoshan Iron & Steel Co. Ltd., Class A	7,588,909	6,319,181
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,629,016	6,428,633
Cathay Biotech, Inc., Class A	137,975	1,136,766
China Jushi Co. Ltd., Class A	2,134,709	4,094,802
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,014,971	6,113,314
Citic Pacific Special Steel Group Co. Ltd., Class A	754,652	1,471,424
CMOC Group Ltd., Class A	6,100,285	4,803,010
CNGR Advanced Material Co. Ltd., Class A	197,500	1,489,327
Ganfeng Lithium Group Co. Ltd., Class A	897,667	5,847,821
Guangzhou Tinci Materials Technology Co. Ltd., Class A	937,638	4,229,752
Hengli Petrochemical Co. Ltd., Class A*	1,582,383	3,122,302
Hoshine Silicon Industry Co. Ltd., Class A	270,008	2,291,357
Huafon Chemical Co. Ltd., Class A	1,614,602	1,553,004
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	17,993,527	4,425,662
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,729,373	1,567,646
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,990,100	3,147,451
Jiangxi Copper Co. Ltd., Class A	1,078,601	2,801,119
LB Group Co. Ltd., Class A	1,104,050	2,750,397
Ningbo Shanshan Co. Ltd., Class A	828,400	1,549,198
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,811,174	3,411,980
Qinghai Salt Lake Industry Co. Ltd., Class A*	4,213,085	10,362,442
Rongsheng Petrochemical Co. Ltd., Class A	2,385,237	3,949,366
Satellite Chemical Co. Ltd., Class A	1,322,239	2,779,779
Shandong Gold Mining Co. Ltd., Class A	1,529,066	5,511,038
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,230,238	5,595,333
Shandong Nanshan Aluminum Co. Ltd., Class A	5,764,290	2,471,208
Shanghai Putailai New Energy Technology Co. Ltd., Class A	855,733	3,847,339
Shanxi Meijin Energy Co. Ltd., Class A*	1,942,867	1,914,128
Shenzhen Dynanonic Co. Ltd., Class A	171,900	2,215,344
Tianqi Lithium Corp., Class A	803,587	6,356,791
Wanhua Chemical Group Co. Ltd., Class A	1,500,314	19,326,903
Xinjiang Tianshan Cement Co. Ltd., Class A	1,183,251	1,253,545
YongXing Special Materials Technology Co. Ltd., Class A	256,900	1,759,698

Yunnan Energy New Material Co. Ltd., Class A	463,274	4,226,194
Zangge Mining Co. Ltd., Class A	635,701	1,962,749
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,093,236	5,993,709
Zijin Mining Group Co. Ltd., Class A	13,006,717	22,089,964

(Cost $188,571,476)		182,150,682

Real Estate - 1.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,444,724	4,588,697
China Vanke Co. Ltd., Class A	5,147,080	9,646,818
Gemdale Corp., Class A	2,123,536	2,100,879
Greenland Holdings Corp. Ltd., Class A*	2,463,846	991,951
Poly Developments and Holdings Group Co. Ltd., Class A	5,591,192	10,740,398
Seazen Holdings Co. Ltd., Class A*	498,843	993,896
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	2,914,057	1,741,792

(Cost $34,668,709)		30,804,431

Utilities - 3.1%
CGN Power Co. Ltd., Class A	6,929,679	2,989,865
China Longyuan Power Group Corp. Ltd., Class A	75,500	204,372
China National Nuclear Power Co. Ltd., Class A	7,686,401	7,604,390
China Three Gorges Renewables Group Co. Ltd., Class A	11,129,200	7,523,811
China Yangtze Power Co. Ltd., Class A	7,703,395	23,350,517
ENN Natural Gas Co. Ltd., Class A	712,700	1,709,857
GD Power Development Co. Ltd., Class A	7,492,653	3,613,696
Huaneng Lancang River Hydropower, Inc., Class A	1,907,000	1,899,755
Huaneng Power International, Inc., Class A*	3,575,242	4,003,796
SDIC Power Holdings Co. Ltd., Class A	2,681,266	4,682,678
Sichuan Chuantou Energy Co. Ltd., Class A	2,148,467	4,416,407

(Cost $54,592,723)		61,999,144

TOTAL COMMON STOCKS (Cost $1,861,601,826)		1,975,889,572

TOTAL INVESTMENTS - 99.3% (Cost $1,861,601,826)		$1,975,889,572
Other assets and liabilities, net - 0.7%		14,648,583

NET ASSETS - 100.0%		$1,990,538,155

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,975,889,572	$—	$—	$1,975,889,572

TOTAL	$1,975,889,572	$—	$—	$1,975,889,572

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHR-PH1

R-089711-1 (5/24) DBX005195 (5/24)